Concession Contract Assets - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	R$ 1,729
Transmission - Indemnity assets incorporated into the Assets Remuneration Base [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	492	R$ 544
Transmission - Assets remunerated by tariff [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	R$ 637	R$ 548